Loans And Leases (Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 144	$ 356
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 144	195
Single-Family Mortgage Loans [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total		$ 161